Segment Information - Schedule of Revenue from External Customers Based on Geographical Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Total revenue	$ 3,115,456	$ 4,031,757	$ 3,980,872
United States
Segment Reporting Information [Line Items]
Total revenue	1,666,241	2,115,791	2,063,477
Italy
Segment Reporting Information [Line Items]
Total revenue	895,942	989,796	973,621
United Kingdom
Segment Reporting Information [Line Items]
Total revenue	63,874	73,541	58,681
Rest of Europe
Segment Reporting Information [Line Items]
Total revenue	209,080	322,654	313,779
All other
Segment Reporting Information [Line Items]
Total revenue	$ 280,319	$ 529,975	$ 571,314